Related party transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related party transactions
Schedule of key management personnel compensation

	Year Ended June 30,
(in € thousands)	2022	2023	2024

Short-term compensation	4,035	3,405	4,073
Share-based compensation - IPO related compensation for Managing Directors	38,723	21,791	10,769
Share-based compensation - Long-term incentive program	957	881	2,640
Total Share-based compensation	39,680	22,672	13,408
Total personnel expenses for Managing Directors	43,715	26,077	17,481